Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Registrant Name		dei_EntityRegistrantName	COLUMBIA FUNDS SERIES TRUST I
Prospectus Date		rr_ProspectusDate	Jan. 01, 2015
Supplement [Text Block]		cfsti_SupplementTextBlock
Supplement dated July 1, 2015

to the Prospectus of the following Fund:
Fund	Prospectus Dated
Columbia Funds Series Trust I
Columbia Value and Restructuring Fund	01/01/2015

Effective July 1, 2015, the Investment Manager has reduced the fee the Fund pays for management services. Accordingly, the following changes are made to the Fund’s prospectus:

The Annual Fund Operating Expenses table under the caption “Fees and Expenses of the Fund" in the “Summary of the Fund" section is hereby superseded and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class I	Class R	Class R4	Class R5	Class W	Class Y	Class Z
Management fees(c)	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%	0.50%	0.00%	0.00%	0.25%	0.00%	0.00%
Other expenses(c)(d)	0.22%	0.22%	0.02%	0.22%	0.22%	0.07%	0.22%	0.02%	0.22%
Total annual Fund operating expenses	1.16%	1.91%	0.71%	1.41%	0.91%	0.76%	1.16%	0.71%	0.91%
(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within one year after purchase, with certain limited exceptions.
(c)	Management fees have been restated to reflect current fees paid by the Fund. Effective July 1, 2015, management fees for this Fund reflect the combination of advisory and administrative services fees under one agreement providing for a single management fee that is lower than the aggregate of the previous advisory and administrative services fees. As a result, other expenses do not include administrative service fees. Prior to July 1, 2015, advisory fees and administrative fees payable pursuant to separate agreements under the prior arrangement amounted to 0.69% and 0.06% of average daily net assets of the Fund, respectively.
(d)	Other expenses for Class A, Class C, Class R, Class R4, Class R5, Class W and Class Z shares have been restated to reflect current transfer agency fees paid by the Fund.

The expense example table under the caption “Fees and Expenses of the Fund – Example” in the “Summary of the Fund” section is hereby superseded and replaced with the following:

	1 year	3 years	5 years	10 years
Class A (whether or not shares are redeemed)	$686	$922	$1,177	$1,903
Class C (assuming redemption of all shares at the end of the period)	$294	$600	$1,032	$2,233
Class C (assuming no redemption of shares)	$194	$600	$1,032	$2,233
Class I (whether or not shares are redeemed)	$ 73	$227	$ 395	$ 883
Class R (whether or not shares are redeemed)	$144	$446	$ 771	$1,691
Class R4 (whether or not shares are redeemed)	$ 93	$290	$ 504	$1,120
Class R5 (whether or not shares are redeemed)	$ 78	$243	$ 422	$ 942
Class W (whether or not shares are redeemed)	$118	$368	$ 638	$1,409
Class Y (whether or not shares are redeemed)	$ 73	$227	$ 395	$ 883
Class Z (whether or not shares are redeemed)	$ 93	$290	$ 504	$1,120

Columbia Value and Restructuring Fund
Risk/Return:		rr_RiskReturnAbstract
Supplement [Text Block]		cfsti_SupplementTextBlock
Supplement dated July 1, 2015

to the Prospectus of the following Fund:
Fund	Prospectus Dated
Columbia Funds Series Trust I
Columbia Value and Restructuring Fund	01/01/2015

Effective July 1, 2015, the Investment Manager has reduced the fee the Fund pays for management services. Accordingly, the following changes are made to the Fund’s prospectus:

The Annual Fund Operating Expenses table under the caption “Fees and Expenses of the Fund" in the “Summary of the Fund" section is hereby superseded and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class I	Class R	Class R4	Class R5	Class W	Class Y	Class Z
Management fees(c)	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%	0.50%	0.00%	0.00%	0.25%	0.00%	0.00%
Other expenses(c)(d)	0.22%	0.22%	0.02%	0.22%	0.22%	0.07%	0.22%	0.02%	0.22%
Total annual Fund operating expenses	1.16%	1.91%	0.71%	1.41%	0.91%	0.76%	1.16%	0.71%	0.91%
(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within one year after purchase, with certain limited exceptions.
(c)	Management fees have been restated to reflect current fees paid by the Fund. Effective July 1, 2015, management fees for this Fund reflect the combination of advisory and administrative services fees under one agreement providing for a single management fee that is lower than the aggregate of the previous advisory and administrative services fees. As a result, other expenses do not include administrative service fees. Prior to July 1, 2015, advisory fees and administrative fees payable pursuant to separate agreements under the prior arrangement amounted to 0.69% and 0.06% of average daily net assets of the Fund, respectively.
(d)	Other expenses for Class A, Class C, Class R, Class R4, Class R5, Class W and Class Z shares have been restated to reflect current transfer agency fees paid by the Fund.

The expense example table under the caption “Fees and Expenses of the Fund – Example” in the “Summary of the Fund” section is hereby superseded and replaced with the following:

	1 year	3 years	5 years	10 years
Class A (whether or not shares are redeemed)	$686	$922	$1,177	$1,903
Class C (assuming redemption of all shares at the end of the period)	$294	$600	$1,032	$2,233
Class C (assuming no redemption of shares)	$194	$600	$1,032	$2,233
Class I (whether or not shares are redeemed)	$ 73	$227	$ 395	$ 883
Class R (whether or not shares are redeemed)	$144	$446	$ 771	$1,691
Class R4 (whether or not shares are redeemed)	$ 93	$290	$ 504	$1,120
Class R5 (whether or not shares are redeemed)	$ 78	$243	$ 422	$ 942
Class W (whether or not shares are redeemed)	$118	$368	$ 638	$1,409
Class Y (whether or not shares are redeemed)	$ 73	$227	$ 395	$ 883
Class Z (whether or not shares are redeemed)	$ 93	$290	$ 504	$1,120

Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 1, 2015
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

			This charge applies to redemptions within one year after purchase, with certain limited exceptions.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management fees have been restated to reflect current fees paid by the Fund.

			Other expenses for Class A, Class C, Class R, Class R4, Class R5, Class W and Class Z shares have been restated to reflect current transfer agency fees paid by the Fund.
Columbia Value and Restructuring Fund | Class A
Risk/Return:		rr_RiskReturnAbstract
Management fees	[1]	rr_ManagementFeesOverAssets	0.69%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	[1],[2]	rr_OtherExpensesOverAssets	0.22%
Total annual Fund operating expenses		rr_ExpensesOverAssets	1.16%
1 year		rr_ExpenseExampleYear01	$ 686
3 years		rr_ExpenseExampleYear03	922
5 years		rr_ExpenseExampleYear05	1,177
10 years		rr_ExpenseExampleYear10	1,903
1 year		rr_ExpenseExampleNoRedemptionYear01	686
3 years		rr_ExpenseExampleNoRedemptionYear03	922
5 years		rr_ExpenseExampleNoRedemptionYear05	1,177
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 1,903
Columbia Value and Restructuring Fund | Class C
Risk/Return:		rr_RiskReturnAbstract
Management fees	[1]	rr_ManagementFeesOverAssets	0.69%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	[1],[2]	rr_OtherExpensesOverAssets	0.22%
Total annual Fund operating expenses		rr_ExpensesOverAssets	1.91%
1 year		rr_ExpenseExampleYear01	$ 294
3 years		rr_ExpenseExampleYear03	600
5 years		rr_ExpenseExampleYear05	1,032
10 years		rr_ExpenseExampleYear10	2,233
1 year		rr_ExpenseExampleNoRedemptionYear01	194
3 years		rr_ExpenseExampleNoRedemptionYear03	600
5 years		rr_ExpenseExampleNoRedemptionYear05	1,032
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 2,233
Columbia Value and Restructuring Fund | Class I
Risk/Return:		rr_RiskReturnAbstract
Management fees	[1]	rr_ManagementFeesOverAssets	0.69%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	[1],[2]	rr_OtherExpensesOverAssets	0.02%
Total annual Fund operating expenses		rr_ExpensesOverAssets	0.71%
1 year		rr_ExpenseExampleYear01	$ 73
3 years		rr_ExpenseExampleYear03	227
5 years		rr_ExpenseExampleYear05	395
10 years		rr_ExpenseExampleYear10	883
1 year		rr_ExpenseExampleNoRedemptionYear01	73
3 years		rr_ExpenseExampleNoRedemptionYear03	227
5 years		rr_ExpenseExampleNoRedemptionYear05	395
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 883
Columbia Value and Restructuring Fund | Class R
Risk/Return:		rr_RiskReturnAbstract
Management fees	[1]	rr_ManagementFeesOverAssets	0.69%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	[1],[2]	rr_OtherExpensesOverAssets	0.22%
Total annual Fund operating expenses		rr_ExpensesOverAssets	1.41%
1 year		rr_ExpenseExampleYear01	$ 144
3 years		rr_ExpenseExampleYear03	446
5 years		rr_ExpenseExampleYear05	771
10 years		rr_ExpenseExampleYear10	1,691
1 year		rr_ExpenseExampleNoRedemptionYear01	144
3 years		rr_ExpenseExampleNoRedemptionYear03	446
5 years		rr_ExpenseExampleNoRedemptionYear05	771
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 1,691
Columbia Value and Restructuring Fund | Class R4
Risk/Return:		rr_RiskReturnAbstract
Management fees	[1]	rr_ManagementFeesOverAssets	0.69%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	[1],[2]	rr_OtherExpensesOverAssets	0.22%
Total annual Fund operating expenses		rr_ExpensesOverAssets	0.91%
1 year		rr_ExpenseExampleYear01	$ 93
3 years		rr_ExpenseExampleYear03	290
5 years		rr_ExpenseExampleYear05	504
10 years		rr_ExpenseExampleYear10	1,120
1 year		rr_ExpenseExampleNoRedemptionYear01	93
3 years		rr_ExpenseExampleNoRedemptionYear03	290
5 years		rr_ExpenseExampleNoRedemptionYear05	504
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 1,120
Columbia Value and Restructuring Fund | Class R5
Risk/Return:		rr_RiskReturnAbstract
Management fees	[1]	rr_ManagementFeesOverAssets	0.69%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	[1],[2]	rr_OtherExpensesOverAssets	0.07%
Total annual Fund operating expenses		rr_ExpensesOverAssets	0.76%
1 year		rr_ExpenseExampleYear01	$ 78
3 years		rr_ExpenseExampleYear03	243
5 years		rr_ExpenseExampleYear05	422
10 years		rr_ExpenseExampleYear10	942
1 year		rr_ExpenseExampleNoRedemptionYear01	78
3 years		rr_ExpenseExampleNoRedemptionYear03	243
5 years		rr_ExpenseExampleNoRedemptionYear05	422
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 942
Columbia Value and Restructuring Fund | Class W
Risk/Return:		rr_RiskReturnAbstract
Management fees	[1]	rr_ManagementFeesOverAssets	0.69%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	[1],[2]	rr_OtherExpensesOverAssets	0.22%
Total annual Fund operating expenses		rr_ExpensesOverAssets	1.16%
1 year		rr_ExpenseExampleYear01	$ 118
3 years		rr_ExpenseExampleYear03	368
5 years		rr_ExpenseExampleYear05	638
10 years		rr_ExpenseExampleYear10	1,409
1 year		rr_ExpenseExampleNoRedemptionYear01	118
3 years		rr_ExpenseExampleNoRedemptionYear03	368
5 years		rr_ExpenseExampleNoRedemptionYear05	638
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 1,409
Columbia Value and Restructuring Fund | Class Y
Risk/Return:		rr_RiskReturnAbstract
Management fees	[1]	rr_ManagementFeesOverAssets	0.69%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	[1],[2]	rr_OtherExpensesOverAssets	0.02%
Total annual Fund operating expenses		rr_ExpensesOverAssets	0.71%
1 year		rr_ExpenseExampleYear01	$ 73
3 years		rr_ExpenseExampleYear03	227
5 years		rr_ExpenseExampleYear05	395
10 years		rr_ExpenseExampleYear10	883
1 year		rr_ExpenseExampleNoRedemptionYear01	73
3 years		rr_ExpenseExampleNoRedemptionYear03	227
5 years		rr_ExpenseExampleNoRedemptionYear05	395
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 883
Columbia Value and Restructuring Fund | Class Z
Risk/Return:		rr_RiskReturnAbstract
Management fees	[1]	rr_ManagementFeesOverAssets	0.69%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	[1],[2]	rr_OtherExpensesOverAssets	0.22%
Total annual Fund operating expenses		rr_ExpensesOverAssets	0.91%
1 year		rr_ExpenseExampleYear01	$ 93
3 years		rr_ExpenseExampleYear03	290
5 years		rr_ExpenseExampleYear05	504
10 years		rr_ExpenseExampleYear10	1,120
1 year		rr_ExpenseExampleNoRedemptionYear01	93
3 years		rr_ExpenseExampleNoRedemptionYear03	290
5 years		rr_ExpenseExampleNoRedemptionYear05	504
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 1,120

[1]	Management fees have been restated to reflect current fees paid by the Fund. Effective July 1, 2015, management fees for this Fund reflect the combination of advisory and administrative services fees under one agreement providing for a single management fee that is lower than the aggregate of the previous advisory and administrative services fees. As a result, other expenses do not include administrative service fees. Prior to July 1, 2015, advisory fees and administrative fees payable pursuant to separate agreements under the prior arrangement amounted to 0.69% and 0.06% of average daily net assets of the Fund, respectively.
[2]	Other expenses for Class A, Class C, Class R, Class R4, Class R5, Class W and Class Z shares have been restated to reflect current transfer agency fees paid by the Fund.